UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07893

VARIABLE ANNUITY PORTFOLIOS -- SMITH BARNEY SMALL CAP GROWTH
OPPORTUNITIES PORTFOLIO
(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004
 (Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.
Smith Barney Fund Management LLC
300 First Stamford Place
Stamford, CT 06902
 (Name and address of agent for service)

Registrant's telephone number, including area code: (800) 451-2010

Date of fiscal year end:  DECEMBER 31
Date of reporting period: DECEMBER 31, 2003

ITEM 1.  REPORT TO STOCKHOLDERS.

         The ANNUAL Report to Stockholders is filed herewith.

SMITH BARNEY
SMALL CAP GROWTH OPPORTUNITIES PORTFOLIO

ANNUAL REPORT | DECEMBER 31, 2003

Your Serious Money Professionally Managed.SM

Your Serious Money. Professionally Managed.®is a registered service mark of Citigroup Global Markets Inc.

N OT F D I C I N S U R E D • N OT B A N K G U A R A N T E E D • M A Y L O S E V A L U E

Annual Report • December 31, 2003
SMITH BARNEY SMALL CAP
GROWTH OPPORTUNITIES PORTFOLIO

TEAM MANAGED

A team of individuals employed by the manager now manages the day-to-day operations of the fund.

FUND OBJECTIVE

The fund seeks long-term capital growth. Dividend income, if any, is incidental to this goal. The fund seeks to achieve its investment objective by normally investing at least 80% of its net assets in equity securities of U.S. small cap companies and related investments. In selecting investments, the manager looks for issuers that have a predictable, growing demand for their products or services, and issuers with a dominant position in a niche market or whose customers are very large companies.

FUND FACTS

FUND INCEPTION

February 10, 1997

What’s Inside

Letter From the Chairman	1
Manager Overview	2
Fund Performance	4
Historical Performance	5
Schedule of Investments	6
Schedule of Assets and Liabilities	11
Statement of Operations	12
Statements of Changes in Net Assets	13
Notes to Financial Statements	14
Financial Highlights	18
Report of Independent Auditors	19
Additional Information	20

L E T T E R   F R O M   T H E   C H A I R M A N

Dear Shareholder,
R. JAYGERKEN, CFA Chairman, President and Chief Executive Officer

The year 2003 marked a sharp turning point in the investment world. After a three-year equity bear market, the worst since the 1930s, stocks of all sizes and styles made a strong comeback, making gains across myriad industries and sectors through the year. The turning point for stocks came in mid-March as the U.S. ended the uncertainty over the impending Iraq War and achieved a swift and decisive victory. Meanwhile, historically low interest rates and lowered income taxes combined to provide a strong economic stimulus, which first raised expectations for economic growth and then led to gains in consumer confidence and rapid expansion in the third quarter. Meanwhile, job growth remained sluggish.This led to some concerns over the sustainability of both the economic rebound and the market’s strong performance.

Please read on for a more detailed look at prevailing economic and market conditions during the fund’s fiscal year and to learn how those conditions, and changes made to the portfolio during this time, may have affected fund performance.

Information About Your Fund

In recent months several issues in the mutual fund industry have come under the scrutiny of federal and state regulators.The fund’s Adviser and some of its affiliates have received requests for information from various government regulators regarding market timing, late trading, fees and other mutual fund issues in connection with various investigations.The regulators appear to be examining, among other things, the fund’s response to market timing and shareholder exchange activity, including compliance with prospectus disclosure related to these subjects.The fund has been informed that the Adviser and its affiliates are responding to those information requests, but are not in a position to predict the outcome of these requests and investigations.

As always, thank you for your confidence in our stewardship of your assets.We look forward to helping you continue to meet your financial goals.

Sincerely,

R. Jay Gerken, CFA
Chairman, President and Chief Executive Officer

January 19, 2004

1 Smith Barney Small Cap Growth Opportunities Portfolio | 2003 Annual Report

M A N A G E R   O V E R V I E W

Special Shareholder Notice

As of August 5, 2003, management of the day-to-day operations of the fund has transitioned from Victor Dosti to a team of individuals.

Performance Review

For the 12 months ended December 31, 2003, shares of the Smith Barney Small Cap Growth Opportunities Portfolio returned 42.25%. The fund outperformed its Lipper small-cap growth variable funds category average, which was 41.21% for the same time frame.1However, it underper-formed its unmanaged benchmark,the Russell 2000 Growth Index,iwhich returned 48.53% for the same period.

The fund’s underperformance versus its benchmark was primarily attributable to its underweighted position in technology and an overweighted position in energy as well as by its cash position in a rising market. Stock selection in the health care, consumer discretionary and materials sectors contributed to performance while stock selection in the industrials and telecommunications services industries detracted from performance.

Market Overview

A soft economy and geopolitical concerns, led to continued weakness in the equity markets as 2003 commenced. After bottoming in March, markets began to look forward to a stronger economy driven by record low interest rates and an aggressive fiscal policy. Equity markets remained strong throughout the year led by sectors, such as technology, that investors expected to have the most leverage in a recovery.The perceived inflection in the economy toward stronger growth benefited the returns of the fund relative to other sectors of the U.S. equity markets in 2003.

PERFORMANCE SNAPSHOT
AS OF DECEMBER 31, 2003

	6 Months	12 Months

Smith Barney Small Cap
Growth Opportunities
Portfolio	26.88%	42.25%

Russell 2000
Growth Index	24.48%	48.53%

Lipper Small-Cap
Growth Variable Funds
Category Average	21.27%	41.21%

All figures represent past performance and are not a guarantee of future results.Principal value and investment returns will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost.

The performance returns set forth above do not reflect the reduction of initial charges and expenses imposed in connection with investing in variable annuity contracts such as administrative fees, account charges and surrender charges, which if reflected, would reduce the performance of the fund.

All index performance reflects no deduction for fees, expenses, or taxes. The Russell 2000 Growth Index measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values. Please note that an investor cannot invest directly in an index.

Lipper, Inc. is a major independent mutual-fund tracking organization. Returns are based on the period ended December 31, 2003, calculated among the 88 funds for the six-month period and among the 85 funds for the 12-month period in the fund’s Lipper category including the reinvestment of dividends and capital gains, if any.

1 Lipper, Inc. is a major independent mutual-fund tracking organization. Average annual returns are based on the 12-month period ended December 31, 2003, calculated among the 85 funds in the fund’s Lipper category including the reinvestment of dividends and capital gains, if any, and excluding sales charges.

2 Smith Barney Small Cap Growth Opportunities Portfolio | 2003 Annual Report

Fund Performanceii

Individual stocks that contributed the most to returns included medical equipment supplier DJ Orthopedics Inc., computer network provider Novell Inc., and specialty retailer Fred’s Inc. The biggest detractors to portfolio performance were Lifepoint Hospitals Inc., a provider of healthcare facilities, Shaw Group Inc., in the basic materials sector, and aerospace and defense provider, Alliant Techsystems Inc. The fund continued to own DJ Orthopedics Inc., and Novell Inc. at year-end while the fund exited out of its positions in Fred’s Inc., Lifepoint Hospitals, Shaw Group Inc. and Alliant Techsystems Inc. during the year.

The fund has an investment policy of investing at least 80% of its net assets in equity securities of small cap companies and related investments. The fund considers small cap companies to be those with market capitalizations within the range of the market capitalizations of the companies in the Russell 2000 Index. When we assumed responsibility for the fund in August, we reviewed and restructured the fund’s holdings so as, in our judgment, to best position the fund going forward. In that restructuring and in some subsequent transactions, we purchased a number of stocks which we considered to be small cap stocks, but which had market capitalizations in excess of the Russell 2000 range at that time. That range had recently fallen because of a rebalancing of that index.As a result, less than the required 80% of the fund’s net assets were invested in small cap companies as the fund defines them. This situation continued until December 19th, at which point it was rectified. The failure to comply with the 80% policy did not have any material adverse effect on the fund during the fiscal year. Nonetheless, the Adviser has agreed to reimburse the fund for realized losses on positions that were acquired in violation of the 80% policy. We have taken appropriate steps to ensure full compliance with the fund’s 80% investment policy in the future.

Thank you for your investment in the Smith Barney Small Cap Growth Opportunities Portfolio. We appreciate that you have entrusted us to manage your money and value our relationship with you.

Sincerely,

The Small Cap Portfolio Management Team

January 19, 2004

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole. Portfolio holdings and breakdowns are as of December 31, 2003 and are subject to change and may not be representative of the portfolio manager’s current or future investments. The fund’s top ten holdings as of this date were: NPS Pharmaceuticals (2.52%); Transkaryotic Therapies Inc. (2.13%); DJ Orthopedics Inc. (1.86%); Electronics For Imaging Inc. (1.74%); CSG Systems International Inc. (1.71%); MGI Pharma Inc. (1.58%); Pride International Inc. (1.48%); Citizens Communications Co. (1.45%); Intermune Inc. (1.42%); and Networks Associates Inc. (1.39%). Please refer to pages 6 through 10 for a list and percentage breakdown of the fund’s holdings.

All index performance reflects no deduction for fees, expenses or taxes.

iThe Russell 2000 Growth Index measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values. Please note that an investor cannot invest directly in an index.

iiRisk: Investments in small-capitalization companies may involve a higher degree of risk and volatility than investments in larger, more established companies.

3 Smith Barney Small Cap Growth Opportunities Portfolio | 2003 Annual Report

Average Annual Total Returns† (unaudited)

Twelve Months Ended 12/31/03	42.25%

Five Years Ended 12/31/03	5.86%

Inception through 12/31/03	5.37%

†	All figures represent past performance and are not a guarantee of future results.Investment returns and principal value will fluctuate, andredemption value may be more or less than the original cost. The performance returns set forth above do not reflect the reduction of initial charges andexpenses imposed in connection with investing in variable annuity contracts such as administrative fees, account charges and surrender charges which, ifreflected, would reduce the performance of the Portfolio. Return figures reflect voluntary fee waivers which may be terminated at any time. If thewaivers were not in place, the portfolio’s returns would have been lower. Returns include reinvestment of dividends and distributions, if any, at net assetvalue. The Russell 2000 Growth Index measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher fore-casted growth values. (A price-to-book ratio is the price of a stock compared to the difference between the company’s assets and liabilities.) Please notethat an investor cannot invest directly in an index.
††	Inception date is February 10, 1997.

4 Smith Barney Small Cap Growth Opportunities Portfolio | 2003 Annual Report

Historical Performance (unaudited)

Value of $10,000 Invested in Shares of the Smith Barney Small Cap Growth Opportunities Portfolio vs. Benchmark

February 1997 — December 2003

Notes:All Portfolio performance figures and graphs represent past performance, and are no guarantee of future results. The Portfolio’s share price and investment return will fluctuate, so that the value of an investor’s shares, when redeemed, may be worth more or less than their original cost. Total returns include change in share price and reinvestment of dividends and distributions, if any. Total return figures are provided in accordance with SEC guidelines for comparative purposes for prospective investors. The performance returns set forth above do not reflect the reduction of initial charges and expenses imposed in connection with investing in variable annuity contracts such as administrative fees, account charges and surrender charges, which, if reflected, would reduce the performance of the Portfolio. Total returns reflect certain voluntary fee waivers. If the waivers were not in place, total returns would be lower. Investors may not invest directly in an index. Investments in small company stocks are subject to additional risks. Please consult the Portfolio’s prospectus for more information.

†	The Russell 2000 Growth Index measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values.

5 Smith Barney Small Cap Growth Opportunities Portfolio | 2003 Annual Report

Schedule of Investments	December 31, 2003

SHARES	SECURITY	VALUE

COMMON STOCK — 84.8%
Aerospace & Defense — 1.0%
30,650 Aeroflex Inc.*		$358,298
7,000 Essex Corp*		65,730

		424,028

Banks — 5.7%
6,600 Banknorth Group Inc.		214,698
3,700 City National Corp.		229,844
6,580 Commerce Bancorp Inc.		346,634
4,864 Cullen/Frost Bankers Inc.		197,332
4,400 Downey Financial Corp.		216,920
6,200 East-West Bancorp Inc.		332,816
6,580 Investors Financial Services Corp.		252,738
16,200 Sterling Bancshares Inc.		215,946
3,007 UCBH Holdings Inc.		117,183
8,500 Westamerica Bancorporation		422,450

		2,546,561

Biotechnology — 6.7%
15,300 Biomarin Pharmaceuticals Inc.*		118,866
9,800 Digene Corp.*		392,980
27,530 Encysive Pharmaceuticals Inc.*		246,393
18,110 Ilex Oncology Inc.*		384,837
3,540 Onyx Pharmaceuticals Inc.*		99,934
36,600 Praecis Pharmaceuticals Inc.*		235,704
60,910 Transkaryotic Therapies Inc.*†		950,805
24,900 United Therapeutics Corp.*		571,455

		3,000,974

Chemicals — 3.2%
15,900 Compass Minerals International Inc.*		227,052
18,720 Georgia Gulf Corp.		540,634
18,950 Millennium Chemicals Inc.*		240,286
3,740 Minerals Technologies Inc.		221,595
4,250 Valspar Corp.		210,035

		1,439,602

Commercial Services & Supplies — 2.6%
49,170 ActivCard Corp.*		387,460
61,110 CSG Systems International Inc.*		763,264
39 Sotheby’s Holdings Inc.		533

		1,151,257

Communications Equipment — 4.1%
11,480 3Com Corp.*		93,792
28,800 Arris Group Inc.*		208,512
12,679 Avocent Corp.*		463,037
109,000 Enterasys Networks Inc.*		408,751
9,200 Extreme Networks Inc.*		66,332
28,684 McData Corporation*		273,358
19,137 Tekelec Inc.*		297,580

		1,811,362

See Notes to Financial Statements.

6 Smith Barney Small Cap Growth Opportunities Portfolio | 2003 Annual Report

Schedule of Investments (continued)	December 31, 2003

SHARES	SECURITY	VALUE

Computers & Peripherals — 3.6%
31,473 Cray Inc.*		$312,527
29,850 Electronics For Imaging Inc.*†		776,697
8,600 Imation Corp.		302,290
26,810 Innovex Inc.*		226,008

		1,617,522

Construction & Engineering — 0.3%
4,600 Chicago Bridge & Iron Co.		132,940

Diversified Financials — 1.6%
6,300 Affiliated Managers Group Inc.*†		438,417
12,100 Waddell & Reed Financial Inc.		283,866

		722,283

Diversified Telecommunication Services — 2.8%
55,340 Cincinnati Bell Inc.*		279,467
52,200 Citizens Communications Co.*†		648,324
8,600 Commonwealth Telephone Enterprises Inc.*		324,650

		1,252,441

Electrical Equipment — 0.4%
15,500 Ultralife Batteries Inc.*		191,890

Electronic Equipment & Instruments — 1.6%
26,610 Exar Corp.*		454,499
1,799 Lexar Media Inc.*		31,356
14,004 Plexus Corp.*		240,449

		726,304

Energy Equipment & Services — 2.2%
35,304 Pride International Inc.*		658,066
13,730 Rowan Companies Inc.*		318,124

		976,190

Food & Drug Retailing — 0.6%
4,000 Duane Reade Inc.*		67,680
17,976 Pathmark Stores Inc.*		136,618
3,220 Wild Oats Markets Inc.*		41,635

		245,933

Food Products — 0.5%
6,800 Ralcorp Holdings Inc.*		213,248

Gas Utilities — 1.1%
25,662 Southern Union Co.*		472,181

Health Care Equipment & Supplies — 4.0%
30,900 DJ Orthopedics Inc.*		828,120
14,870 Dade Behring Holdings Inc.*		531,454
10,020 Wilson Greatbatch Technologies Inc.*		423,545

		1,783,119

See Notes to Financial Statements.

7 Smith Barney Small Cap Growth Opportunities Portfolio | 2003 Annual Report

Schedule of Investments (continued)	December 31, 2003

SHARES	SECURITY	VALUE

Health Care Providers & Services — 0.8%
3,640 Accredo Health Inc.*		$115,060
9,200 Sierra Health Services Inc.*		252,540

		367,600

Hotels Restaurants & Leisure — 1.7%
4,273 Applebees International Inc.*		167,801
7,086 California Pizza Kitchen Inc.*		142,641
2,000 O’Charleys Inc.*		35,901
3,700 Red Robin Gourmet Burgers Inc.*		112,628
10,085 Station Casinos, Inc.		308,903

		767,874

Insurance — 2.5%
2,700 Aspen Insurance Holdings Ltd.*		66,987
6,880 Brown & Brown, Inc.		224,357
11,200 IPC Holdings Ltd.†		436,128
4,800 PartnerRe Ltd.		278,641
2,931 Platinum Underwriters Holdings, Ltd.		87,930

		1,094,043

Internet Software & Services — 2.0%
8,900 Digital River Inc.*		196,690
11,917 Openwave Systems Inc.*		131,087
21,450 RADWARE Ltd.*		584,512

		912,289

IT Consulting & Services — 0.8%
14,900 BearingPoint Inc.*		150,341
14,035 Perot Systems Corp. - Class A Shares*		189,192

		339,533

Machinery — 0.5%
11,950 AGCO Corp.*		240,673

Media — 2.4%
5,770 Getty Images Inc.*		289,250
11,600 Spanish Broadcasting System Inc.- Class A Shares*		121,800
30,800 UnitedGlobalCom Inc. - Class A Shares*		261,184
19,768 Young Broadcasting Inc. - Class A Shares*		396,151

		1,068,385

Metals & Mining — 0.2%
16,814 AK Steel Holding Corp.*		85,751

Oil & Gas — 0.8%
9,328 Premcor Inc.*		242,528
5,360 Whiting Petroleum Corp.*		98,624

		341,152

Paper & Forest Products — 0.6%
14,370 Louisiana-Pacific Corp.*		256,936

See Notes to Financial Statements.

8 Smith Barney Small Cap Growth Opportunities Portfolio | 2003 Annual Report

Schedule of Investments (continued)	December 31, 2003

SHARES	SECURITY	VALUE

Pharmaceuticals — 9.0%
3,640 Andrx Corp.*		$87,506
11,940 Angiotech Pharmaceuticals Inc.*		549,240
27,100 Ista Pharmaceuticals Inc.*		251,488
27,420 Intermune Inc.*		635,047
27,500 Ligand Pharmaceuticals Inc. - Class B Shares*		403,975
17,100 MGI Pharma Inc.*		703,665
36,600 NPS Pharmaceuticals Inc.*†		1,125,084
20,030 Nektar Therapeutics*		272,608

		4,028,613

Real Estate — 3.1%
5,649 Alexandria Real Estate Equities Inc.		327,077
17,700 American Financial Realty Trust		301,785
6,680 Ashford Hospitality Trust Inc.*		62,725
471 Centerpoint Properties Trust		35,278
5,102 Cousins Properties Inc.		156,121
10,565 PS Business Parks Inc.		435,912
4,178 United Dominion Realty Trust Inc.		80,218

		1,399,116

Semiconductor Equipment & Products — 5.8%
23,411 Adaptec Inc.*		206,719
23,470 Genesis Microchip Inc.*		423,399
46,640 Globespan Virata Inc.*		274,243
11,600 Integrated Circuit Systems Inc.*		330,484
25,400 Lattice Semiconductor Corp.*		245,872
18,109 Microsemi Corp.*		445,119
4,550 Tessera Technologies Inc.*		85,585
42,590 White Electric Designs Corp.*		374,792
63,200 Zarlink Semiconductor Inc.*		213,616

		2,599,829

Software — 7.9%
27,908 Activision Inc.*		507,926
28,100 Borland Software Corp.*		273,413
44,104 Compuware Corp.*		266,388
41,280 Networks Associates Inc.*		620,851
20,983 NetIQ Corp.*		278,025
56,113 Novell Inc.*		590,309
8,933 Serena Software Inc.*		163,920
73,489 TIBCO Software Inc.*		497,520
15,380 Verint Systems Inc.*		346,973

		3,545,325

See Notes to Financial Statements.

9 Smith Barney Small Cap Growth Opportunities Portfolio | 2003 Annual Report

Schedule of Investments (continued)	December 31, 2003
	SECURITY	VALUE

	Specialty Retail — 2.4%
	6,658 Abercrombie & Fitch Co. - Class A Shares*	$164,519
	6,801 American Eagle Outfitters Inc.*	111,536
	11,940 Linens ‘N Things Inc.*	359,155
	5,279 West Marine Inc.*	146,809
	5,160 Zale Corp.*	274,513

		1,056,532

	Textiles & Apparel — 0.1%
	1,820 Carters Inc.*	46,319

	Trading Companies & Distributors — 1.2%
	19,500 MSC Industrial Direct Co., Inc. - Class A Shares	536,250

	Wireless Telecommunication Services — 1.0%
	35,010 Dobson Communications Corp. - Class A Shares*	230,016
	3,040 NII Holdings Inc.*	226,875

		456,891

	TOTAL COMMON STOCKS
	(Cost $33,760,912)	$37,850,946

FACE
AMOUNT	SECURITY	VALUE

	CORPORATE BOND — 0.0%**
$197 TIMCO Aviation Services Inc., 8.00% due 1/2/07 (Cost $8)		11

	TOTAL FIXED INCOME
	(Cost $8)	11

	REPURCHASE AGREEMENT — 15.2%
6,760,000	UBS Warburg Repurchase Agreement 0.98% due 1/2/04;
	proceeds at maturity $6,760,368
	(Fully collateralized by FHLMC, 5.625% due 3/15/11
	Valued at $6,895,213) (Cost $6,760,000)	6,760,000

	TOTAL INVESTMENTS
	(Cost $40,520,920)	$44,610,957

* Non-Income Producing.
** Amount represents less than 0.1%.
† Security is segregated as collateral for open futures contracts.

See Notes to Financial Statements.

10 Smith Barney Small Cap Growth Opportunities Portfolio | 2003 Annual Report

Statement of Assets and Liabilities	December 31, 2003

ASSETS:
Investments at value (Cost, $33,760,920)	$37,850,957
Repurchase Agreements at amortized cost (Cost, $6,760,000)	6,760,000
Cash	353
Receivable for investments sold	451,705
Receivable for shares of beneficial interest sold	83,890
Receivable from Manager (Note 10)	70,627
Dividends and interest receivable	11,045

Total Assets	45,228,577

LIABILITIES:
Payable for investments purchased	415,709
Payable for shares of beneficial interest repurchased	59,938
Management fees payable (Note 2)	26,937
Payable for futures variation margin	40,800
Accrued expenses and other liabilities	58,880

Total Liabilities	602,264

Total Net Assets for 4,418,024 shares of beneficial interest outstanding	$44,626,313

NET ASSETS CONSIST OF:
Paid-in capital	$41,893,327
Accumulated net investment income	9,910
Accumulated net realized loss from investment transactions and futures contracts	(1,431,789
Net unrealized appreciation of investments and futures contracts	4,154,865
Total Net Assets
$44,626,313

Net Asset Value and Redemption Price Per Share of Beneficial Interest	$10.10

See Notes to Financial Statements.

11 Smith Barney Small Cap Growth Opportunities Portfolio | 2003 Annual Report

Statement of Operations
For the Year Ended December 31, 2003
INVESTMENT INCOME (NOTE 1B):
Dividend income	$131,769
Interest income	30,138

Total Investment Income	161,907

EXPENSES:
Management fees (Note 2)	203,974
Custody and fund accounting fees	35,525
Shareholder reports	33,247
Audit fees	22,500
Legal fees	10,805
Transfer agent fees	4,808
Trustee fees	938
Miscellaneous	1,766

Total Expenses	313,563

Less: aggregate amount waived by the Manager (Note 2)	(68,802)

Net Expenses	244,761

Net Investment Loss	(82,854)

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
Net realized gain from investment transactions and futures contracts	1,269,479
Net increase in unrealized appreciation on investments and futures contracts	8,971,400
Net realized loss on investments and reimbursement from the manager
related to prospectus restrictions (Note 10)	45,477

Net Realized and Unrealized Gain on Investments	10,286,356

Net Increase in Net Assets from Operations	$10,203,502

See Notes to Financial Statements.

12 Smith Barney Small Cap Growth Opportunities Portfolio | 2003 Annual Report

Statements of Changes in Net Assets	For the Years Ended December 31

	2003	2002

OPERATIONS:
Net investment loss	$(82,854)	$(73,565)
Net realized gain (loss) from investment transactions and futures contracts	1,269,479	(1,930,601)
Net increase (decrease) in unrealized appreciation (depreciation)
of investments and futures contracts	8,971,400	(4,791,009)
Net realized loss on investments and reimbursement from the manager
related to prospectus restrictions	45,477	—

Net Increase (Decrease) in Net Assets From Operations	10,203,502	(6,795,175)

TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST (NOTE 7):
Net proceeds from sale of shares	19,427,668	12,256,719
Cost of shares repurchased	(5,020,375)	(7,125,868)

Net Increase in Net Assets
From Transactions in Shares of Beneficial Interest	14,407,293	5,130,851

Net Increase (Decrease) in Net Assets	24,610,795	(1,664,324)

NET ASSETS:
Beginning of year	20,015,518	21,679,842

End of year†	$44,626,313	$20,015,518

† Includes accumulated net investment income of:	$9,910	$—

See Notes to Financial Statements.

13 Smith Barney Small Cap Growth Opportunities Portfolio | 2003 Annual Report

Notes to Financial Statements

1. Significant Accounting Policies

Smith Barney Small Cap Growth Opportunities Portfolio (the “Fund”), a series of Variable Annuity Portfolios (the “Trust”), is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company.The Fund is organized as a Massachusetts business trust. Smith Barney Fund Management LLC (the “Manager”) acts as the investment manager of the Fund. Citigroup Global Markets Inc. (“CGM”), serves as the Fund’s distributor (the “Distributor”). Shares of the Fund may only be purchased or redeemed through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies.

Citicorp Trust Bank, fsb. (“CTB”), a subsidiary of Citigroup, acts as the Fund’s transfer agent and PFPC Global Fund Services (“PFPC”) acts as the Fund’s sub transfer agent. CTB receives fees and asset-based fees that vary according to the account size and type of account. PFPC is responsible for shareholder recordkeeping and financial processing for all shareholder accounts and is paid by CTB. For the year ended December 31, 2003, the Fund paid transfer agent fee of $3,807 to CTB.

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

The significant accounting policies consistently followed by the Fund are as follows:

A. Investment Security Valuations Equity securities listed on securities exchanges are valued at last sale prices. Securities listed on the NASDAQ National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price on the day, at the last sales price. Unlisted equity securities or listed equity securities for which last sales prices are not available are listed at last quoted bid prices. Debt securities (other than short-term obligations maturing in sixty days or less) are valued on the basis of valuations furnished by pricing services approved by the Board of Trustees which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, and other market data, without exclusive reliance on quoted prices or exchange or over-the-counter prices. Short-term obligations, maturing in sixty days or less, are valued at amortized cost, which constitutes fair value as determined by the Trustees. Securities, if any, for which there are no such valuations or quotations are valued at fair value as determined in good faith by or under guidelines established by the Trustees.

B. Income Interest income consists of interest accrued and discount earned, adjusted for amortization of premium or discount on long-term debt securities. Dividend income is recorded on the ex-dividend date.

C. Federal Taxes The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders all of its taxable income, including any net realized gain on investment transactions. Accordingly, no provision for federal income or excise tax is necessary. At December 31, 2003, the Fund for federal income tax purposes had a loss carryover of $1,331,000, all of which expires on December 31, 2010.

D. Expenses The Fund bears all costs of its operations other than expenses specifically assumed by the Manager. Expenses incurred by the Trust with respect to any two or more funds or series are allocated in proportion to the average net assets of each fund, except when allocations of direct expenses to each fund can otherwise be made fairly. Expenses directly attributable to a fund are charged to that fund.

E. Distributions Distributions to shareholders are recorded on ex-dividend date.The amount and character of income and net realized gains to be distributed are determined in accordance with income tax rules and regulations, which may differ from U.S. generally accepted accounting principles.These differences are attributable to permanent book and tax accounting differences. Reclassifications are made to the Fund’s capital accounts to reflect income and net realized gains available for distribution (or available capital loss carryovers) under income tax rules and regulations. For the year ended December 31, 2003 the Fund reclassified 100,114 from net investment loss to paid in capital.

14 Smith Barney Small Cap Growth Opportunities Portfolio | 2003 Annual Report

Notes to Financial Statements (continued)

F. Repurchase Agreements It is the policy of the Fund to require the custodian or a third party custodian to take possession, to have legally segregated in the Federal Reserve Book Entry System or to have segregated within that custodian’s vault all securities held as collateral in support of repurchase agreements.Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of the repurchase agreements’ underlying investments to ensure the existence of a proper level of collateral. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

G. Beneficial Interest At December 31, 2003, insurance companies or their separate accounts were the record owners of all the shares of the Fund (See Note 7).

H. Other Investment transactions are accounted for on the date the investments are purchased or sold. Realized gains and losses are determined on the identified cost basis.

2. Management Fees
The Manager is responsible for overall management of the Fund’s business affairs and has a separate Management Agreement with the Fund.The Manager also provides certain administrative services to the Fund.These administrative services include providing general office facilities and supervising the overall administration of the Fund.

The management fees earned by the Manager amounted to $203,974, of which $68,802 was voluntarily waived for the year ended December 31, 2003. The management fee paid to the Manager is accrued daily and payable monthly. The management fee is computed at an annual rate of 0.75% of the Fund’s average daily net assets.

3. Purchases and Sales of Investments
Purchases and sales of investments, other than short-term obligations, aggregated $51,597,946 and $41,820,922, respectively, for the year ended December 31, 2003.

4. Federal Income Tax Basis of Investments
The cost and unrealized appreciation (depreciation) in value of the investment securities owned at December 31, 2003 as computed on a federal income tax basis, are as follows:

Aggregate cost	$40,554,184

Gross unrealized appreciation	$4,842,782
Gross unrealized depreciation	(786,009)

Net unrealized appreciation	$4,056,773

5. Income Tax Information and Distributions to Shareholders
At December 31, 2003 the tax basis components of distributable earnings were:

	2003	2002

Accumulated Capital Losses	$(1,331,489)	$(2,187,035)

Unrealized appreciation (depreciation)	$4,056,773	$(4,889,521)

There were no distributions made during the year. The difference between book and tax basis unrealized depreciation is primarily attributable to wash sale deferrals, mark-to-market of derivative contracts, and return of capital from real estate investment trusts.

15 Smith Barney Small Cap Growth Opportunities Portfolio | 2003 Annual Report

Notes to Financial Statements (continued)

6. Futures Contracts
Initial margin deposits made upon entering into futures contracts are recognized as assets. Securities equal to the initial margin amount are segregated by the custodian in the name of the broker. Additional securities are also segregated up to the current market value of the futures contracts. During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by “marking-to-market” on a daily basis to reflect the market value of the contract at the end of the each day’s trading.Variation margin payments are received or made and recognized as assets due from or liabilities due to broker, depending upon whether unrealized gains or losses are incurred.When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of ) the closing transactions and the Fund’s basis in the contract.

The Fund enters into such contracts to hedge a portion of its portfolio. The Fund bears the market risk that arises from changes in the value of the financial instruments and securities indices (futures contracts) and the credit risk should a counterparty fail to perform under such contracts. These transactions involve a market risk that may be in excess of the amount recognized in the accompanying statement of assets and liabilities.

Future contracts which were open at December 31, 2003, are as follows:

	Number of	Expiration	Book	Market	Unrealized
Contracts	Contracts	Date	Value	Value	Gain

Russell 2000 Index Futures (Buy)	12	March 2004	$3,278,372	$3,343,200	$64,828

7. Shares of Beneficial Interest
The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value).Transactions in shares of beneficial interest were as follows:

	Year Ended December 31,

	2003	2002

Shares sold	2,194,285	1,410,852
Shares repurchased	(593,822)	(862,826)

Net Increase	1,600,463	548,026

Citicorp Life Insurance Co. and First Citicorp Life Insurance Co., directly and through their separate accounts, own 100% of the Fund’s shares.

8.Trustees Retirement Plan
The Trustees of the Fund have adopted a Retirement Plan for all Trustees who are not “interested persons” of the Fund, within the meaning of the 1940 Act. Under the Plan, all Trustees are required to retire from the Board as of the last day of the calendar year in which the applicable Trustee attains age 75 (certain Trustees who had already attained age 75 when the Plan was adopted are required to retire effective December 31, 2003).Trustees may retire under the Plan before attaining the mandatory retirement age.Trustees who have served as Trustee of the Trust or any of the investment companies associated with Citigroup for at least ten years when they retire are eligible to receive the maximum retirement benefit under the Plan.The maximum retirement benefit is an amount equal to five times the amount of retainer and regular meeting fees payable to a Trustee during the calendar year ending on or immediately prior to the applicable Trustee’s retirement.Amounts under the Plan may be paid in installments or in a lump sum (discounted to present value). Benefits under the Plan are unfunded.The Fund’s allocable share of the expense of the Plan for the year ended December 31, 2003 and the related liability at December 31, 2003 were not material.

16 Smith Barney Small Cap Growth Opportunities Portfolio | 2003 Annual Report

Notes to Financial Statements (continued)

9. Additional Information
The Fund has received the following information from Citigroup Asset Management (“CAM”), the Citigroup business unit which includes the Fund’s Investment Manager and other investment advisory companies, all of which are indirect, wholly-owned subsidiaries of Citigroup. CAM is reviewing its entry, through an affiliate, into the transfer agent business in the period 1997-1999.As CAM currently understands the facts, at the time CAM decided to enter the transfer agent business, CAM subcontracted for a period of five years certain of the transfer agency services to a third party and also concluded a revenue guarantee agreement with this sub-contractor providing that the sub-contractor would guarantee certain benefits to CAM or its affiliates (the “Revenue Guarantee Agreement”). In connection with the subsequent purchase of the sub-contractor’s business by an affiliate of the current sub-transfer agent (PFPC Inc.) used by CAM on many of the funds it manages, this Revenue Guarantee Agreement was amended eliminating those benefits in exchange for arrangements that included a one-time payment from the sub-contractor.

The Boards of CAM-managed funds (the “Boards”) were not informed of the Revenue Guarantee Agreement with the subcontractor at the time the Boards considered and approved the transfer agent agreements. Nor were the Boards informed of the subsequent amendment to the Revenue Guarantee Agreement when that occurred.

CAM has begun to take corrective actions. CAM will pay to the applicable funds approximately $17 million (plus interest) that CAM and its affiliates received from the Revenue Guarantee Agreement and its amendment. CAM also plans an independent review to verify that the transfer agency fees charged by CAM were fairly priced as compared to competitive alternatives. CAM is instituting new procedures and making changes designed to ensure no similar arrangements are entered into in the future.

CAM has briefed the SEC, the New York State Attorney General and other regulators with respect to this matter, as well as the U.S. Attorney who is investigating the matter. CAM is cooperating with governmental authorities on this matter, the ultimate outcome of which is not yet determinable.

10. Prospectus Restriction
The Fund has an investment policy of investing at least 80% of its net assets in equity securities of small cap companies and related investments.The Fund considers small cap companies to be those with market capitalizations within the range of the market capitalizations of the companies in the Russell 2000 Index (“Index”) at the time of investment. Subsequent to a reconstitution of the Russell 2000 Index in July 2003, the Fund purchased securities of certain companies with market capitalizations that were no longer within of the range of those of the companies in the Index, resulting in less than 80% of the Fund’s net assets being invested in equity securities of small cap companies and related investments for a period of time.The Fund sold certain securities of issuers with market capitalizations outside of the range of those of the companies in the Index to achieve compliance with its investment policy, resulting in a net realized loss to the fund of $25,150. Additionally, the manager has agreed to reimburse the Fund for certain losses on investments that were acquired in violation of its investment policy in the amount of $70,627.

17 Smith Barney Small Cap Growth Opportunities Portfolio | 2003 Annual Report

Financial Highlights

		Year Ended December 31,

	2003	2002	2001	2000	1999

Net Asset Value, Beginning of Year	$7.10	$9.55	$13.20	$13.21	$9.60

Income From Operations:
Net investment loss†	(0.03)	(0.03)	(0.01)	(0.01)	(0.04)
Net realized and unrealized gain (loss) on investments	3.03	(2.42)	(2.09)	1.26	3.65

Total from Operations	3.00	(2.45)	(2.10)	1.25	3.61

Less Distributions From:
Net realized gain on investments	—	—	(1.55)	(1.26)	—

Net Asset Value, End of Year	$10.10	$7.10	$9.55	$13.20	$13.21

Ratios/Supplemental Data:
Net assets, end of year (000’s omitted)	$44,626	$20,016	$21,680	$5,305	$3,812
Ratio of expenses to average net assets	0.90%	0.90%	0.90%	0.90%	0.90%
Ratio of net investment loss to average net assets	(0.30)%	(0.34)%	(0.17)%	(0.11)%	(0.52)%
Portfolio turnover	168%	19%	59%	86%	150%

Total Return(1)	42.25%*	(25.65)%	(16.22)%	9.01%	37.60%

Note: If Agents of the Fund had not voluntarily waived all or a portion of their fees, and assumed Fund expenses for the years indicated, the net investment loss per share and the ratios would have been as follows:

Net investment loss per share†	$(0.05)	$(0.07)	$(0.09)	$(0.45)	$(0.68)
Ratios:
Expenses to average net assets	1.15%	1.45%	2.21%	4.45%	9.40%
Net investment loss to average net assets	(0.55)%	(0.89)%	(1.48)%	(3.66)%	(9.02)%

†	The per share amounts were computed using an average number of shares outstanding during the year.
*	0.28% of the fund’s return resulted from investments not meeting the investment policy of the fund.
(1)	Total returns do not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Total returns may also reflect a voluntary expense limitation imposed by Citi Fund Management Inc. to limit total Fund operating expenses. Absent this expense limitation, total returns for the Fund would be lower. Expense limitations may be revised or terminated.

See Notes to Financial Statements.

18 Smith Barney Small Cap Growth Opportunities Portfolio | 2003 Annual Report

Report of Independent Auditors

To the Trustees of Variable Annuity Portfolios and the Shareholders
of Smith Barney Small Cap Growth Opportunities Portfolio:

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Smith Barney Small Cap Growth Opportunities Portfolio (the “Fund,” a series of the Variable Annuity Portfolios) at December 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America.These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits.We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement pres-entation.We believe that our audits, which included confirmation of securities at December 31, 2003 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
New York, New York
February 23, 2004

19 Smith Barney Small Cap Growth Opportunities Portfolio | 2003 Annual Report

Additional Information (unaudited)

Information about Trustees and Officers The business and affairs of the Smith Barney Small Cap Growth Opportunities Portfolio (the “Fund”) are managed under the direction of the Fund’s Board of Trustees. Information pertaining to the Trustees and officers of the Fund is set forth below. Each Trustee and officer holds office for his or her lifetime, unless that individual resigns, retires or is otherwise removed.The Statement of Additional Information includes additional information about Fund Trustees and is available, without charge, upon request by calling 1-800-451-2010.

				Number of	Other Board
			Principal	Portfolios In	Memberships
	Position(s)	Length	Occupation(s)	Fund Complex	Held by
	Held with	of Time	During Past	Overseen by	Trustee During
Name, Address and Age	Fund	Served	Five Years	Trustee	Past Five Years

NON-INTERESTED
TRUSTEES:

Elliott J. Berv	Trustee	Since 2001	President and Chief Operations	36	Board Member,
c/o R. Jay Gerken			Officer, Landmark City (real		American Identity Corp.
Citigroup Asset Management			estate development) (since		(doing business as
399 Park Avenue			2002); Executive Vice President		Morpheus Technologies)
New York, NY 10022			and Chief Operations Officer,		(biometric information
Age 60			DigiGym Systems (on-line		management) (since
			personal training systems) (since		2001; consultant since
			2001); Chief Executive Officer,		1999); Director, Lapoint
			Rocket City Enterprises (internet		Industries (industrial
			service company) (from 2000 to		filter company) (since
			2001); President, Catalyst		2002); Director,
			(consulting) (since 1984).		Alzheimer’s Association
(New England Chapter)
(since 1998).

Mark T. Finn	Trustee	Since 2001	Adjunct Professor,William &	36	Former President and
c/o R. Jay Gerken			Mary College (since September		Director, Delta Financial,
Citigroup Asset Management			2002); Principal/member, Belvan		Inc. (investment advisory
399 Park Avenue			Partners/Balfour Vantage – Manager		firm) (from 1983 to 1999)
New York, NY 10022			and General Partner to the
Age 60			Vantage Hedge Fund, LP (since
March 2002); Chairman and
Owner,Vantage Consulting Group,
Inc. (investment advisory and
consulting firm) (since 1988);
former Vice Chairman and Chief
Operating Officer, Lindner Asset
Management Company (mutual
fund company) (from March 1999
to 2001); former General Partner
and Shareholder, Greenwich
Ventures, LLC (investment
partnership) (from 1996 to 2001);
former President, Secretary, and
Owner, Phoenix Trading Co.
(commodity trading advisory firm)
(from 1997 to 2000).

20 Smith Barney Small Cap Growth Opportunities Portfolio | 2003 Annual Report

Additional Information (unaudited) (continued)

				Number of	Other Board
			Principal	Portfolios In	Memberships
	Position(s)	Length	Occupation(s)	Fund Complex	Held by
	Held with	of Time	During Past	Overseen by	Trustee During
Name, Address and Age	Fund	Served	Five Years	Trustee	Past Five Years

Stephen Randolph Gross	Trustee	Since 2001	Partner, Capital Investment	31	Director, United Telesis,
c/o R. Jay Gerken			Advisory Partners (consulting)		Inc. (telecommunications)
Citigroup Asset Management			(since January 2000); former		(since 1997); Director,
399 Park Avenue			Managing Director, Fountainhead		eBank.com, Inc. (since
New York, NY 10022			Ventures, LLC (consulting) (from		1997); Director,Andersen
Age 56			1998 to 2002); Secretary, Carint		Calhoun, Inc. (assisted
			N.A. (manufacturing) (since 1988);		living) (since 1987);
			former Treasurer, Hank Aaron		former Director, Charter
			Enterprises (fast food franchise)		Bank, Inc. (from 1987 to
			(from 1985 to 2001); Chairman,		1997); former Director,
			Gross, Collins & Cress, P.C.		Yu Save, Inc. (internet
			(accounting firm) (since 1980);		company) (from 1998 to
			Treasurer, Coventry Limited, Inc.		2000); former Director,
			(since 1985).		Hotpalm, Inc. (wireless
applications) (from 1998
to 2000); former
Director, Ikon Ventures,
Inc. (from 1997 to 1998).

Diana R. Harrington	Trustee	Since 1992	Professor, Babson College	36	Former Trustee,The
c/o R. Jay Gerken			(since 1993).		Highland Family of
Citigroup Asset Management					Funds (investment
399 Park Avenue					company) (from March
New York, NY 10022					1997 to March 1998).
Age 63

Susan B. Kerley	Trustee	Since 1992	Consultant, Strategic Management	36	Director, Eclipse Funds
c/o R. Jay Gerken			Advisors, LLC/Global Research		(currently supervises 17
Citigroup Asset Management			Associates, Inc. (investment		investment companies
399 Park Avenue			consulting) (since 1990).		in fund complex) (since
New York, NY 10022					1990).
Age 52

C. Oscar Morong, Jr.†	Trustee	Since 1991	Managing Director, Morong	36	Former Director,
c/o R. Jay Gerken			Capital Management		Indonesia Fund (closed-
Citigroup Asset Management			(since 1993).		end fund) (from 1990 to
399 Park Avenue					1999);Trustee, Morgan
New York, NY 10022					Stanley Institutional Fund
Age 68					Fund (currently super-
vises 75 investment
companies) (since 1993).

Walter E. Robb, III†	Trustee	Since 2001	President, Benchmark Consulting	36	Director, John Boyle &
c/o R. Jay Gerken			Group, Inc. (service company)		Co., Inc. (textiles) (since
Citigroup Asset Management			(since 1991); sole proprietor, Robb		1999); Director, Harbor
399 Park Avenue			Associates (financial consulting)		Sweets, Inc. (candy)
New York, NY 10022			(since 1978); Co-owner, Kedron		(since 1990); Director,
Age 77			Design (gifts) (since 1978);		W.A.Wilde Co. (direct
			former President and Treasurer,		media marketing) (since
			Benchmark Advisors, Inc.		1982); Director, Alpha
			(financial consulting)		Grainger Manufacturing,
			(from 1989 to 2000).		Inc. (electronics) (since
1983); former Trustee,
MFS Family of Funds
(investment company)
(from 1985 to 2001);
Harvard Club of Boston
(Audit Committee)
(since 2001).
† Retiring effective December 31, 2003.

21 Smith Barney Small Cap Growth Opportunities Portfolio | 2003 Annual Report

Additional Information (unaudited) (continued)

				Number of	Other Board
			Principal	Portfolios In	Memberships
	Position(s)	Length	Occupation(s)	Fund Complex	Held by
	Held with	of Time	During Past	Overseen by	Trustee During
Name, Address and Age	Fund	Served	Five Years	Trustee	Past Five Years

INTERESTED
TRUSTEE:
R. Jay Gerken, CFA*	Chairman,	Since 2002	Managing Director of CGM (since	Chairman	N/A
Citigroup Asset Management	President,		1996); Chairman, President, and	of the Board,
399 Park Avenue	and Chief		Chief Executive Officer of Smith	Trustee or
New York, NY 10022	Executive		Barney Fund Management LLC	Director
Age 52	Officer		(“SBFM”),Travelers Investment	of 220
Advisers, Inc. (“TIA”) and Citi
Fund Management Inc. (“CFM”);
President and Chief Executive
Officer of certain mutual funds
associated with Citigroup Inc.;
formerly, Portfolio Manager of
Smith Barney Allocation Series
Inc. (from 1996 to 2001) and
Smith Barney Growth and Income
Fund (from 1996 to 2000).

OFFICERS:
Andrew B. Shoup**	Senior Vice	Since 2003	Director of Citigroup Asset	N/A	N/A
125 Broad Street	President and		Management (“CAM”); Chief
New York, NY 10004	Chief		Administrative Officer of mutual
Age 47	Administrative		funds associated with Citigroup
	Officer		Inc.; Head of International Funds
Administration of CAM (from
2001 to 2003); Director of Global
Funds Administration of CAM
(from 2000 to 2001); Head of U.S.
Citibank Funds Administration
of CAM (from 1998 to 2000).

Frances M. Guggino	Controller	Since 2002	Vice President of CAM; Controller	N/A	N/A
125 Broad Street			of certain mutual funds associated
New York, NY 10004			with Citigroup Inc. (since 1991).
Age 46

Robert I. Frenkel	Secretary	Since 2000	Managing Director and General	N/A	N/A
CAM	Chief Legal	Since 2003	Counsel, Global Mutual Funds
300 First Stamford Place	Officer		for CAM (since 1994); Secretary
Stamford, CT 06902			of certain mutual funds associated
Age 49			with Citigroup Inc.; Chief Legal
Officer of mutual funds associated
with Citigroup Inc.
*	Mr. Gerken is an “interested person” of the fund as defined in the 1940 Act because he is an officer of the Manager and certain affiliates.
**	As of November 25, 2003.

22 Smith Barney Small Cap Growth Opportunities Portfolio | 2003 Annual Report

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SMITH BARNEY
SMALL CAP GROWTH OPPORTUNITIES PORTFOLIO

TRUSTEES
Elliott J. Berv
Mark T. Finn
R. Jay Gerken, CFA, Chairman*
Stephen Randolph Gross
Diana R. Harrington
Susan B. Kerley

OFFICERS
R. Jay Gerken, CFA*
President and
Chief Executive Officer

Andrew B. Shoup*†
Senior Vice President and
Chief Administrative Officer

Frances M. Guggino*
Controller

Robert I. Frenkel*
Secretary and Chief Legal Officer

* Affiliated Person of
Investment Manager

† As of November 25, 2003

INVESTMENT MANAGER
Smith Barney Fund Management LLC

DISTRIBUTOR
Citigroup Global Markets Inc.

CUSTODIAN
State Street Bank & Trust Company

TRANSFER AGENT
Citicorp Trust Bank, fsb. 125 Broad Street, 11th Floor New York, NY 10004

SUB-TRANSFER AGENT
PFPC Global Fund Services P.O. Box 9699 Providence, RI 02940-9699

INDEPENDENT AUDITORS
PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, NY 10036

Variable Annuity Portfolios

Smith Barney Small Cap Growth
Opportunities Portfolio

The fund is a separate investment fund of the Variable Annuity Portfolios, a Massachusetts business trust.

This report is submitted for general information of the
shareholders of Smith Barney Small Cap Growth
Opportunities Portfolio, but it may also be used as
sales literature when preceded or accompanied by the
current Prospectus, which gives details about charges,
expenses, investment objectives and operating policies
of the Fund. If used as sales material after March 31,
2004, this report must be accompanied by perform-
ance information for the most recently completed
calendar quarter.

SMITH BARNEY SMALL CAP
GROWTH OPPORTUNITIES PORTFOLIO
Smith Barney Mutual Funds
125 Broad Street, MF-2
New York, New York 10004

For complete information on any Smith Barney Mutual
Funds, including management fees and expenses, call
or write your financial professional for a free prospec-
tus. Read it carefully before you invest or send money.

www.smithbarneymutualfunds.com

©2003 Citigroup Global Markets Inc.
Member NASD, SIPC

FD02697 2/04	04-6088

ITEM 2.  CODE OF ETHICS.

         The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

         The Board of Trustees of the registrant has determined that Mr. Stephen
         Randolph Gross, the Chairman of the Board's Audit Committee, possesses the technical attributes identified in Instruction 2(b) of Item 3 to
         Form N-CSR to qualify as an "audit committee financial expert," and has designated Mr. Gross as the Audit Committee's financial expert. Mr.
         Gross is an "independent" Trustee pursuant to paragraph (a)(2) of Item
         3 to Form N-CSR.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

   (a)   Audit Fees for Smith  Barney Small Cap Growth  Opportunities  Portfolio
         were  $41,545 and $23,000 for the years ended  12/31/03  and  12/31/02, respectively.  These  amounts  represent  aggregate  fees  paid  to the
         Accountant  in  connection  with the annual  audit of the Smith  Barney
         Small Cap Growth Opportunities Portfolio's financial statements and for services  normally  provided by the  Accountant in connection  with the statutory and regulatory filings.

   (b)   Audit-Related  Fees for Smith  Barney  Small Cap  Growth  Opportunities
         Portfolio of $0 and $0 for the years ended 12/31/03 and 12/31/02.

         In addition, there were no Audit-Related Fees billed in the years ended
         12/31/03  and  12/31/02  for  assurance  and  related  services  by the
         Accountant to the  Registrant's  investment  adviser (not including any sub-adviser  whose  role  is  primarily  portfolio  management  and  is subcontracted with or overseen by another investment adviser),  and any entity  controlling,  controlled  by or under  common  control with the investment  adviser that provides  ongoing services to the Smith Barney
         Small Cap Growth Opportunities Portfolio ("service  affiliates"),  that required pre-approval by the Audit Committee for the period May 6, 2003 to December  31, 2003  (prior to May 6, 2003  services  provided by the
         Accountant were not required to be pre-approved).

   (c)   Tax Fees for Smith Barney Small Cap Growth  Opportunities  Portfolio of
         $4,000 and $4,000 for the years  ended  12/31/03  and  12/31/02.  These amounts  represent  aggregate fees paid for tax compliance,  tax advice and tax planning  services,  which include (the filing and amendment of federal,  state and local income tax returns,  timely RIC qualification review and tax  distribution  and  analysis  planning)  rendered by the
         Accountant to Smith Barney Small Cap Growth Opportunities Portfolio

         There  were no fees  billed  for tax  services  by the  Accountants  to service affiliates for the period May 6, 2003 through December 31, 2003 that required pre-approval by the Audit Committee.

   (d)   There  were no All  Other  Fees  for  Smith  Barney  Small  Cap  Growth
         Opportunities Portfolio for the years ended 12/31/03 and 12/31/02.

         ALL OTHER  FEES.  The  aggregate  fees  billed for all other  non-audit services  rendered by the  Accountant to Smith Barney Asset  Management
         ("SBAM"),  and any entity  controlling,  controlled  by or under common control with SBAM that provided  ongoing services to Smith Barney Small
         Cap Growth Opportunities Portfolio, requiring pre-approval by the Audit
         Committee for the period May 6, 2003 through  December 31, 2003,  which included the issuance of reports on internal  control  under SAS No. 70 relating to various Citigroup Asset Management  ("CAM") entities,  were
         $558,750; all of which were pre-approved by the Audit Committee.

   (e)   (1) Audit Committee's pre-approval policies and procedures described in paragraph (c) (7) of Rule 2-01 of  Regulation  S-X. The Charter for the
         Audit  Committee  (the  "Committee")  of the  Board of each  registered investment company (the "Fund") advised by Smith Barney Fund Management
         LLC or Smith Barney Asset  Management  Inc. or one of their  affiliates
         (each, an "Adviser")  requires that the Committee shall approve (a) all audit and permissible non-audit services to be provided to the Fund and
         (b) all  permissible  non-audit  services  to be provided by the Fund's independent  auditors to the Adviser and any Covered Service  Providers if the  engagement  relates  directly to the  operations  and financial reporting  of the  Fund.  The  Committee  may  implement  policies  and procedures by which such  services are approved  other than by the full
         Committee.

         The Committee shall not approve  non-audit  services that the Committee believes may impair the independence of the auditors. As of the date of the approval of this Audit  Committee  Charter,  permissible  non-audit services  include any professional  services  (including tax services), that are not prohibited  services as described  below,  provided to the
         Fund by the independent auditors, other than those provided to the Fund in connection with an audit or a review of the financial  statements of
         the  Fund.   Permissible   non-audit  services  may  not  include:  (i)
         bookkeeping  or other  services  related to the  accounting  records or financial  statements of the Fund; (ii) financial  information  systems design and  implementation;  (iii)  appraisal  or  valuation  services, fairness  opinions  or  contribution-in-kind  reports;  (iv)  actuarial services;  (v) internal audit  outsourcing  services;  (vi)  management functions  or human  resources;  (vii)  broker  or  dealer,  investment adviser or  investment  banking  services;  (viii)  legal  services and expert services  unrelated to the audit; and (ix) any other service the
         Public Company Accounting Oversight Board determines, by regulation, is impermissible.

         Pre-approval by the Committee of any permissible  non-audit services is not  required  so  long  as:  (i)  the  aggregate  amount  of all  such permissible  non-audit  services  provided to the Fund, the Adviser and any  service  providers  controlling,  controlled  by or  under  common control  with the Adviser  that  provide  ongoing  services to the Fund
         ("Covered Service Providers") constitutes not more than 5% of the total amount of revenues paid to the  independent  auditors during the fiscal year in which the  permissible  non-audit  services are provided to (a)
         the Fund, (b) the Adviser and (c) any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Fund during the fiscal year in which the  services  are provided that would have to be approved by the Committee;  (ii) the  permissible non-audit  services were not  recognized by the Fund at the time of the engagement  to be  non-audit  services;  and (iii)  such  services  are promptly  brought to the attention of the Committee and approved by the
         Committee (or its delegate(s)) prior to the completion of the audit.

   (f)   N/A

   (g)   Non-audit fees billed by the Accountant for services  rendered to Smith
         Barney Small Cap Growth Opportunities  Portfolio and CAM and any entity controlling,  controlled  by,  or under  common  control  with CAM that
         provides   ongoing   services   to  Smith   Barney   Small  Cap  Growth
         Opportunities  Portfolio  were $18.3  million and $6.4  million for the years ended 12/31/2003 and 12/31/2002.

   (h)   Yes. The Smith Barney Small Cap Growth Opportunities  Portfolio's Audit
         Committee has  considered  whether the provision of non-audit  services that were rendered to Service  Affiliates  which were not  pre-approved
         (not  requiring   pre-approval)  is  compatible  with  maintaining  the
         Auditor's independence.  All services provided by the Accountant to the
         Smith  Barney  Small Cap Growth  Opportunities  Portfolio or to Service
         Affiliates which were required to be pre-approved  were pre-approved as required.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

         Not applicable.

ITEM 6.  [RESERVED]

ITEM 7.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
         MANAGEMENT INVESTMENT COMPANIES.

         Not applicable.

ITEM 8.  [RESERVED]

ITEM 9.  CONTROLS AND PROCEDURES.

         (a)   The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a- 3(c) under the
               Investment Company Act of 1940, as amended (the "1940 Act")) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and
               procedures required by Rule 30a-3(b) under the 1940 Act and
               15d-15(b) under the Securities Exchange Act of 1934

         (b)   There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940
               Act) that occurred during the registrant's last fiscal half-year
               (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are likely to materially affect the registrant's internal control over
               financial reporting.

ITEM 10. EXHIBITS.

         (a)(1) Code of Ethics attached hereto.

         Exhibit 99.CODE ETH

         (b)(2) Attached hereto.

         Exhibit 99.CERT           Certifications pursuant to section 302 of the
                                   Sarbanes-Oxley Act of 2002

         Exhibit 99.906CERT        Certifications pursuant to Section 906 of the
                                   Sarbanes-Oxley Act of 2002

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.
VARIABLE ANNUITY PORTFOLIOS -
SMITH BARNEY SMALL CAP GROWTH OPPORTUNITIES PORTFOLIO

By:      /s/ R. Jay Gerken
         R. Jay Gerken
         Chief Executive Officer of
VARIABLE ANNUITY PORTFOLIOS -
SMITH BARNEY SMALL CAP GROWTH OPPORTUNITIES PORTFOLIO

Date: February 20, 2004

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/ R. Jay Gerken
         (R. Jay Gerken)
         Chief Executive Officer of
VARIABLE ANNUITY PORTFOLIOS -
SMITH BARNEY SMALL CAP GROWTH OPPORTUNITIES PORTFOLIO

Date: February 20, 2004

By:      /s/ ANDREW B. SHOUP
         Chief Administrative Officer of
VARIABLE ANNUITY PORTFOLIOS -
SMITH BARNEY SMALL CAP GROWTH OPPORTUNITIES PORTFOLIO

Date: February 20, 2004